Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	BlackRock Funds III
Central Index Key	0000893818
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Investor A, C, Institutional and Class R | LifePath Retirement Portfolio
LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Investment Objective
LifePath® Retirement Portfolio (“LifePath Retirement Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors seeking income and moderate long-term growth of capital.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath Retirement Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath Retirement Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[2][4][5]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	[2][4]	1.38%	2.13%	1.13%	1.63%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath Retirement Portfolio, from each investment company in which the Retirement Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath�� Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Portfolio and the Retirement Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath Retirement Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	911	1,211	2,063
Investor C Shares	288	638	1,114	2,430
Institutional Shares	87	329	591	1,339
Class R Shares	137	485	856	1,899

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath Retirement Portfolio Investor C Shares	188	638	1,114	2,430

Portfolio Turnover
The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of April 15, 2013, LifePath Retirement Portfolio held approximately 38% of its assets in Underlying Funds that invest primarily in equity securities, 62% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Portfolio's risk profile.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Institutional Shares of LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index, Russell 3000 Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath Retirement Portfolio Custom Benchmark to reflect LifePath Retirement Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Barclays U.S. Aggregate Bond Index, because BFA believes that the Barclays U.S. Aggregate Bond Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, LifePath Retirement Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended September 30, 2009) and the lowest return for a quarter was –7.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 2.33%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath Retirement Portfolio	1 Year	5 Years	10 Years
Institutional	8.61%	4.40%	5.76%
Institutional Return After Taxes on Distributions	7.41%	3.38%	4.66%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	6.15%	3.28%	4.47%
Investor A	8.46%	4.16%	5.86%
Investor C	7.55%	3.31%	4.91%
Class R	8.26%	3.83%	5.33%
LifePath Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	8.92%	4.64%	6.49%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Retirement Portfolio (“LifePath Retirement Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors seeking income and moderate long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

		LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of April 15, 2013, LifePath Retirement Portfolio held approximately 38% of its assets in Underlying Funds that invest primarily in equity securities, 62% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Portfolio's risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Institutional Shares of LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index, Russell 3000 Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath Retirement Portfolio Custom Benchmark to reflect LifePath Retirement Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Barclays U.S. Aggregate Bond Index, because BFA believes that the Barclays U.S. Aggregate Bond Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, LifePath Retirement Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index, Russell 3000 Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath Retirement Portfolio Custom Benchmark to reflect LifePath Retirement Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended September 30, 2009) and the lowest return for a quarter was –7.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 2.33%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Barclays U.S. Aggregate Bond Index, because BFA believes that the Barclays U.S. Aggregate Bond Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	911
5 Years	rr_ExpenseExampleYear05	1,211
10 Years	rr_ExpenseExampleYear10	2,063
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	638
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	638
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,430
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,339
2003	rr_AnnualReturn2003	11.95%
2004	rr_AnnualReturn2004	6.35%
2005	rr_AnnualReturn2005	4.32%
2006	rr_AnnualReturn2006	8.80%
2007	rr_AnnualReturn2007	4.50%
2008	rr_AnnualReturn2008	(15.04%)
2009	rr_AnnualReturn2009	18.25%
2010	rr_AnnualReturn2010	9.33%
2011	rr_AnnualReturn2011	3.96%
2012	rr_AnnualReturn2012	8.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,899
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | LifePath Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Investor A, C, Institutional and Class R | LifePath Retirement Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath Retirement Portfolio, from each investment company in which the Retirement Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath�� Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[4]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Portfolio and the Retirement Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[6]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2020 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Investment Objective
LifePath 2020 Portfolio® (“LifePath 2020 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2020 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2020 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1][5]	1.39%	2.14%	1.14%	1.64%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio�� (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[2]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2020 Portfolio, from each investment company in which the 2020 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2020 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	913	1,215	2,072
Investor C Shares	288	640	1,118	2,440
Institutional Shares	87	331	595	1,350
Class R Shares	137	487	860	1,909

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2020 Portfolio Investor C Shares	188	640	1,118	2,440

Portfolio Turnover
The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of April 15, 2013, LifePath 2020 Portfolio held approximately 53% of its assets in Underlying Funds that invest primarily in equity securities, 47% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2020 Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2020 Portfolio Custom Benchmark to reflect LifePath 2020 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2020 Portfolio expenses during these periods, LifePath 2020 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended June 30, 2009) and the lowest return for a quarter was –14.21% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 3.17%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2020 Portfolio	1 Year	5 Years	10 Years
Institutional	10.99%	2.71%	6.48%
Institutional Return After Taxes on Distributions	10.14%	1.89%	5.72%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	7.38%	1.96%	5.35%
Investor A	10.67%	2.46%	6.23%
Investor C	9.87%	1.53%	5.63%
Class R	10.36%	2.06%	6.02%
LifePath 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	11.31%	3.17%	7.21%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2020 Portfolio® (“LifePath 2020 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio® (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of April 15, 2013, LifePath 2020 Portfolio held approximately 53% of its assets in Underlying Funds that invest primarily in equity securities, 47% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2020 Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2020 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2020 Portfolio Custom Benchmark to reflect LifePath 2020 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2020 Portfolio expenses during these periods, LifePath 2020 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2020 Portfolio Custom Benchmark to reflect LifePath 2020 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 13.89% (quarter ended June 30, 2009) and the lowest return for a quarter was –14.21% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 3.17%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	913
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,072
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	2,440
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,440
1 Year	rr_AverageAnnualReturnYear01	9.87%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,350
2003	rr_AnnualReturn2003	20.61%
2004	rr_AnnualReturn2004	9.27%
2005	rr_AnnualReturn2005	6.54%
2006	rr_AnnualReturn2006	13.01%
2007	rr_AnnualReturn2007	3.34%
2008	rr_AnnualReturn2008	(25.42%)
2009	rr_AnnualReturn2009	22.71%
2010	rr_AnnualReturn2010	10.90%
2011	rr_AnnualReturn2011	1.46%
2012	rr_AnnualReturn2012	10.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	10.99%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,909
1 Year	rr_AverageAnnualReturnYear01	10.36%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	6.02%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	5.35%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | LifePath 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Investor A, C, Institutional and Class R | LifePath 2020 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio�� (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2020 Portfolio, from each investment company in which the 2020 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2025 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Investment Objective
LifePath® 2025 Portfolio (“LifePath 2025 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2025 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2025 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2025 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	0.76%	0.76%	0.76%	0.76%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3]	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	[2][4][5]	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	[2][5]	1.65%	2.40%	1.40%	1.90%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2025 Portfolio, from each investment company in which the 2025 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Portfolio and its share of the allocated expenses of LifePath�� 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2025 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	915	1,219	2,082
Investor C Shares	288	642	1,123	2,450
Institutional Shares	87	333	600	1,360
Class R Shares	137	489	864	1,919

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2025 Portfolio Investor C Shares	188	642	1,123	2,450

Portfolio Turnover
The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of April 15, 2013, LifePath 2025 Portfolio held approximately 61% of its assets in Underlying Funds that invest primarily in equity securities, 39% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2025 Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2025 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2025 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2025 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2025 Portfolio Custom Benchmark to reflect LifePath 2025 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2025 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2025 Portfolio expenses during these periods, LifePath 2025 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2025 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.04% (quarter ended March 31, 2012) and the lowest return for a quarter was –10.55% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 3.72%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2025 Portfolio	1 Year	Since Inception	Inception Date
Institutional	12.07%	11.79%	Jun 30, 2010
Institutional Return After Taxes on Distributions	11.67%	10.98%
Institutional Return After Taxes on Distributions and Sale of Shares	8.12%	9.82%
Investor A	11.84%	11.51%	Jun 30, 2010
Investor C	10.99%	10.69%	Jun 30, 2010
Class R	11.45%	11.22%	Jun 30, 2010
LifePath 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.48%	11.74%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2025 Portfolio (“LifePath 2025 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2025 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Portfolio and its share of the allocated expenses of LifePath® 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of April 15, 2013, LifePath 2025 Portfolio held approximately 61% of its assets in Underlying Funds that invest primarily in equity securities, 39% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2025 Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2025 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2025 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2025 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2025 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2025 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2025 Portfolio Custom Benchmark to reflect LifePath 2025 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2025 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2025 Portfolio expenses during these periods, LifePath 2025 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2025 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2025 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2025 Portfolio Custom Benchmark to reflect LifePath 2025 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2025 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2025 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.04% (quarter ended March 31, 2012) and the lowest return for a quarter was –10.55% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 3.72%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[3],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,219
10 Years	rr_ExpenseExampleYear10	2,082
1 Year	rr_AverageAnnualReturnYear01	11.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[3],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	642
5 Years	rr_ExpenseExampleYear05	1,123
10 Years	rr_ExpenseExampleYear10	2,450
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	642
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,450
1 Year	rr_AverageAnnualReturnYear01	10.99%
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[3],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	1,360
2011	rr_AnnualReturn2011	0.49%
2012	rr_AnnualReturn2012	12.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.55%)
1 Year	rr_AverageAnnualReturnYear01	12.07%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[3],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	864
10 Years	rr_ExpenseExampleYear10	1,919
1 Year	rr_AverageAnnualReturnYear01	11.45%
Since Inception	rr_AverageAnnualReturnSinceInception	11.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Return After Taxes on Distributions and Sale of Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | LifePath 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Investor A, C, Institutional and Class R | LifePath 2025 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2025 Portfolio, from each investment company in which the 2025 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Portfolio and its share of the allocated expenses of LifePath�� 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2030 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Investment Objective
LifePath 2030 Portfolio® (“LifePath 2030 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2030 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2030 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge (���CDSC���) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2030 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	[1][4]	1.41%	2.16%	1.16%	1.66%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.31%)	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Portfolio and its share of the allocated expenses of LifePath 2030 Master Portfolio�� (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (���BAL���), the administrator for LifePath 2030 Portfolio, from each investment company in which the 2030 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2030 Portfolio���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio���s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2030 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	917	1,224	2,092
Investor C Shares	288	644	1,127	2,459
Institutional Shares	87	336	604	1,371
Class R Shares	137	491	869	1,929

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2030 Portfolio Investor C Shares	188	644	1,127	2,459

Portfolio Turnover
The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of April 15, 2013, LifePath 2030 Portfolio held approximately 68% of its assets in Underlying Funds that invest primarily in equity securities, 32% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2030 Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2030 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2030 Portfolio Custom Benchmark to reflect LifePath 2030 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by the 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2030 Portfolio expenses during these periods, LifePath 2030 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was –17.90% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.10%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2030 Portfolio	1 Year	5 Years	10 Years
Institutional	13.09%	1.75%	6.64%
Institutional Return After Taxes on Distributions	12.01%	1.08%	5.86%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	9.18%	1.22%	5.56%
Investor A	12.75%	1.49%	6.37%
Investor C	11.92%	0.51%	5.77%
Class R	12.48%	1.05%	6.16%
LifePath 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	13.51%	2.37%	7.45%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2030 Portfolio® (“LifePath 2030 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2030 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Portfolio and its share of the allocated expenses of LifePath 2030 Master Portfolio® (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of April 15, 2013, LifePath 2030 Portfolio held approximately 68% of its assets in Underlying Funds that invest primarily in equity securities, 32% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2030 Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2030 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2030 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2030 Portfolio Custom Benchmark to reflect LifePath 2030 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by the 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2030 Portfolio expenses during these periods, LifePath 2030 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2030 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2030 Portfolio Custom Benchmark to reflect LifePath 2030 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was –17.90% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.10%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	917
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,092
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	2,459
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	644
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,459
1 Year	rr_AverageAnnualReturnYear01	11.92%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,371
2003	rr_AnnualReturn2003	23.86%
2004	rr_AnnualReturn2004	10.78%
2005	rr_AnnualReturn2005	7.63%
2006	rr_AnnualReturn2006	15.12%
2007	rr_AnnualReturn2007	2.64%
2008	rr_AnnualReturn2008	(31.03%)
2009	rr_AnnualReturn2009	25.77%
2010	rr_AnnualReturn2010	11.86%
2011	rr_AnnualReturn2011	(0.63%)
2012	rr_AnnualReturn2012	13.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.90%)
1 Year	rr_AverageAnnualReturnYear01	13.09%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	1,929
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.18%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | LifePath 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.51%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Investor A, C, Institutional and Class R | LifePath 2030 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	A contingent deferred sales charge (���CDSC���) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Portfolio and its share of the allocated expenses of LifePath 2030 Master Portfolio�� (the "2030 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[3]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (���BAL���), the administrator for LifePath 2030 Portfolio, from each investment company in which the 2030 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2030 Portfolio���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio���s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2035 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Investment Objective
LifePath® 2035 Portfolio (“LifePath 2035 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2035 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2035 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2035 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.86%	0.86%	0.86%	0.86%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses	[1][4][5]	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	[1][5]	1.76%	2.51%	1.51%	2.01%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.66%)	(0.66%)	(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath�� 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2035 Portfolio, from each investment company in which the 2035 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2035 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2035 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	917	1,224	2,092
Investor C Shares	288	644	1,127	2,459
Institutional Shares	87	336	604	1,371
Class R Shares	137	491	869	1,929

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2035 Portfolio Investor C Shares	188	644	1,127	2,459

Portfolio Turnover
The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of April 15, 2013, LifePath 2035 Portfolio held approximately 75% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2035 Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk– The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2035 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2035 Portfolio expenses during these periods, LifePath 2035 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2035 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 9.82% (quarter ended March 31, 2012) and the lowest return for a quarter was –13.26% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 4.58%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2035 Portfolio	1 Year	Since Inception	Inception Date
Institutional	13.85%	13.02%	Jun 30, 2010
Institutional Return After Taxes on Distributions	13.50%	12.25%
Institutional Return After Taxes on Distributions and Sale of Shares	9.32%	10.94%
Investor A	13.63%	12.75%	Jun 30, 2010
Investor C	12.70%	11.88%	Jun 30, 2010
Class R	13.37%	12.48%	Jun 30, 2010
LifePath 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.44%	12.93%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2035 Portfolio (“LifePath 2035 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2035 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of April 15, 2013, LifePath 2035 Portfolio held approximately 75% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2035 Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk– The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2035 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2035 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2035 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2035 Portfolio expenses during these periods, LifePath 2035 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2035 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.82% (quarter ended March 31, 2012) and the lowest return for a quarter was –13.26% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 4.58%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	917
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,092
1 Year	rr_AverageAnnualReturnYear01	13.63%
Since Inception	rr_AverageAnnualReturnSinceInception	12.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,127
10 Years	rr_ExpenseExampleYear10	2,459
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	644
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,459
1 Year	rr_AverageAnnualReturnYear01	12.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,371
2011	rr_AnnualReturn2011	(1.32%)
2012	rr_AnnualReturn2012	13.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.26%)
1 Year	rr_AverageAnnualReturnYear01	13.85%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	869
10 Years	rr_ExpenseExampleYear10	1,929
1 Year	rr_AverageAnnualReturnYear01	13.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Return After Taxes on Distributions and Sale of Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | LifePath 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Investor A, C, Institutional and Class R | LifePath 2035 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath�� 2035 Master Portfolio (the "2035 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[3]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2035 Portfolio, from each investment company in which the 2035 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2035 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2040 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Investment Objective
LifePath 2040 Portfolio® (“LifePath 2040 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2040 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2040 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2040 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.51%	0.51%	0.51%	0.51%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	[1][4]	1.43%	2.18%	1.18%	1.68%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio�� (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2040 Portfolio, from each investment company in which the 2040 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2040 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	921	1,232	2,111
Investor C Shares	288	648	1,135	2,478
Institutional Shares	87	340	613	1,392
Class R Shares	137	495	877	1,949

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2040 Portfolio Investor C Shares	188	648	1,135	2,478

Portfolio Turnover
The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of April 15, 2013, LifePath 2040 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2040 Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2040 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2040 Portfolio Custom Benchmark to reflect LifePath 2040 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2040 Portfolio expenses during these periods, LifePath 2040 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.00% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.88%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2040 Portfolio	1 Year	5 Years	10 Years
Institutional	14.73%	0.87%	6.74%
Institutional Return After Taxes on Distributions	13.72%	0.35%	6.27%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	10.33%	0.57%	5.80%
Investor A	14.41%	0.62%	6.49%
Investor C	13.59%	(0.41%)	5.84%
Class R	14.19%	0.13%	6.24%
LifePath 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	15.28%	1.63%	7.59%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2040 Portfolio® (“LifePath 2040 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2040 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio® (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of April 15, 2013, LifePath 2040 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path—the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2040 Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2040 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2040 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2040 Portfolio Custom Benchmark to reflect LifePath 2040 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2040 Portfolio expenses during these periods, LifePath 2040 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2040 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2040 Portfolio Custom Benchmark to reflect LifePath 2040 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 19.00% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.80% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.88%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,111
1 Year	rr_AverageAnnualReturnYear01	14.41%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	648
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,478
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	5.84%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,392
2003	rr_AnnualReturn2003	27.64%
2004	rr_AnnualReturn2004	11.43%
2005	rr_AnnualReturn2005	8.24%
2006	rr_AnnualReturn2006	16.97%
2007	rr_AnnualReturn2007	2.03%
2008	rr_AnnualReturn2008	(35.40%)
2009	rr_AnnualReturn2009	28.08%
2010	rr_AnnualReturn2010	12.71%
2011	rr_AnnualReturn2011	(2.38%)
2012	rr_AnnualReturn2012	14.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.80%)
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	877
10 Years	rr_ExpenseExampleYear10	1,949
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | LifePath 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Investor A, C, Institutional and Class R | LifePath 2040 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio�� (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[3]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2040 Portfolio, from each investment company in which the 2040 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2045 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Investment Objective
LifePath® 2045 Portfolio (“LifePath 2045 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2045 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2045 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2045 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	1.28%	1.28%	1.28%	1.28%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.78%	0.78%	0.78%	0.78%
Acquired Fund Fees and Expenses	[1][4][5]	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	[1][4]	2.19%	2.94%	1.94%	2.44%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(1.09%)	(1.09%)	(1.09%)	(1.09%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Portfolio and its share of the allocated expenses of LifePath�� 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2045 Portfolio, from each investment company in which the 2045 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2045 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	919	1,228	2,102
Investor C Shares	288	646	1,131	2,469
Institutional Shares	87	338	608	1,381
Class R Shares	137	493	873	1,939

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2045 Portfolio Investor C Shares	188	646	1,131	2,469

Portfolio Turnover
The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of April 15, 2013, LifePath 2045 Portfolio held approximately 86% of its assets in Underlying Funds that invest primarily in equity securities, 14% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2045 Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2045 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2045 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2045 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2045 Portfolio Custom Benchmark to reflect LifePath 2045 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2045 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2045 Portfolio expenses during these periods, LifePath 2045 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2045 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 11.36% (quarter ended March 31, 2012) and the lowest return for a quarter was –15.73% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.35%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2045 Portfolio	1 Year	Since Inception	Inception Date
Institutional	15.34%	14.21%	Jun 30, 2010
Institutional Return After Taxes on Distributions	15.01%	13.39%
Institutional Return After Taxes on Distributions and Sale of Shares	10.32%	11.98%
Investor A	15.03%	13.97%	Jun 30, 2010
Investor C	14.15%	13.07%	Jun 30, 2010
Class R	14.77%	13.65%	Jun 30, 2010
LifePath 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.05%	13.88%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2045 Portfolio (“LifePath 2045 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2045 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Portfolio and its share of the allocated expenses of LifePath® 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of April 15, 2013, LifePath 2045 Portfolio held approximately 86% of its assets in Underlying Funds that invest primarily in equity securities, 14% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2045 Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2045 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2045 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2045 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2045 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2045 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2045 Portfolio Custom Benchmark to reflect LifePath 2045 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2045 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2045 Portfolio expenses during these periods, LifePath 2045 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2045 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2045 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2045 Portfolio Custom Benchmark to reflect LifePath 2045 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2045 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2045 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 11.36% (quarter ended March 31, 2012) and the lowest return for a quarter was –15.73% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.35%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	2,102
1 Year	rr_AverageAnnualReturnYear01	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	13.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	2,469
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,469
1 Year	rr_AverageAnnualReturnYear01	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	13.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	608
10 Years	rr_ExpenseExampleYear10	1,381
2011	rr_AnnualReturn2011	(2.46%)
2012	rr_AnnualReturn2012	15.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.73%)
1 Year	rr_AverageAnnualReturnYear01	15.34%
Since Inception	rr_AverageAnnualReturnSinceInception	14.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	1.28%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	1,939
1 Year	rr_AverageAnnualReturnYear01	14.77%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.01%
Since Inception	rr_AverageAnnualReturnSinceInception	13.39%
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Return After Taxes on Distributions and Sale of Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | LifePath 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Investor A, C, Institutional and Class R | LifePath 2045 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Portfolio and its share of the allocated expenses of LifePath�� 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[3]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2045 Portfolio, from each investment company in which the 2045 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2050 Portfolio
Investment Objective
LifePath® 2050 Portfolio (the “LifePath 2050 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2050 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R Lifepath 2050 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R Lifepath 2050 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	0.50%
Other Expenses	[1]	0.53%	0.53%	0.53%	0.53%
Administration Fees	[1]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[1][3]	0.03%	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses	[1][4][5]	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	[1][4]	1.45%	2.20%	1.20%	1.70%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Portfolio and its share of the allocated expenses of LifePath�� 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2050 Portfolio, from each investment company in which the 2050 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Portfolio and the 2050 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R Lifepath 2050 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	921	1,232	2,111
Investor C Shares	288	648	1,135	2,478
Institutional Shares	87	340	613	1,392
Class R Shares	137	495	877	1,949

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R Lifepath 2050 Portfolio Investor C Shares	188	648	1,135	2,478

Portfolio Turnover
The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Portfolio’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of April 15, 2013, LifePath 2050 Portfolio held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities, 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities) or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2050 Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2050 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2050 Portfolio for its four complete calendar years of operations. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2050 Portfolio Custom Benchmark to reflect LifePath 2050 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. How LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, LifePath 2050 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 21.06% (quarter ended June 30, 2009) and the lowest return for a quarter was –16.86% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.59%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R Lifepath 2050 Portfolio	1 Year	Since Inception	Inception Date
Institutional	16.05%	2.54%	Jun 30, 2008
Institutional Return After Taxes on Distributions	15.35%	1.79%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	11.22%	1.88%
Investor A	15.80%	2.29%	Jun 30, 2008
Investor C	14.93%	1.25%	Jun 30, 2008
Class R	15.59%	1.78%	Jun 30, 2008
LifePath 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.83%	3.79%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	4.86%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	4.97%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2050 Portfolio (the “LifePath 2050 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2050 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Portfolio’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors ("BFA") or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Portfolio and its share of the allocated expenses of LifePath® 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of April 15, 2013, LifePath 2050 Portfolio held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities, 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors’ decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA’s second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the “Details About the LifePath Portfolios — Information About the Underlying Funds” section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities) or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2050 Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2050 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2050 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2050 Portfolio for its four complete calendar years of operations. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2050 Portfolio Custom Benchmark to reflect LifePath 2050 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. Prior to May 3, 2010, Investor A Shares were designated Class R Shares and were subject to a different sales charge and distribution and service fee schedule. The average annual total return table does not reflect the Investor A sales charge. If such charge were reflected, the returns shown for Investor A Shares would be lower. The performance information of Investor C Shares and Class R Shares in the average annual total return table for the periods prior to May 3, 2010 (the date Investor C Shares and Class R Shares commenced operations) shows the performance of Institutional Shares adjusted to reflect the fees of Investor C Shares and Class R Shares, as applicable. The annual returns shown for Investor C Shares do not reflect the deferred sales charge. If such charge were reflected, the returns shown for Investor C Shares would be lower. How LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, LifePath 2050 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2050 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2050 Portfolio Custom Benchmark to reflect LifePath 2050 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 21.06% (quarter ended June 30, 2009) and the lowest return for a quarter was –16.86% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.59%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,111
1 Year	rr_AverageAnnualReturnYear01	15.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	648
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,478
1 Year	rr_AverageAnnualReturnYear01	14.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,392
2009	rr_AnnualReturn2009	30.35%
2010	rr_AnnualReturn2010	13.43%
2011	rr_AnnualReturn2011	(3.78%)
2012	rr_AnnualReturn2012	16.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.86%)
1 Year	rr_AverageAnnualReturnYear01	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[2],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	877
10 Years	rr_ExpenseExampleYear10	1,949
1 Year	rr_AverageAnnualReturnYear01	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | LifePath 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Investor A, C, Institutional and Class R | Lifepath 2050 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Portfolio and its share of the allocated expenses of LifePath�� 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[3]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2050 Portfolio, from each investment company in which the 2050 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[4]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Portfolio and the 2050 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	There is no CDSC on Investor C Shares after one year.

Investor A, C, Institutional and Class R | LifePath 2055 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Investment Objective
LifePath 2055® Portfolio (“LifePath 2055 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2055 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, C, Institutional and Class R LifePath 2055 Portfolio	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, C, Institutional and Class R LifePath 2055 Portfolio		Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1][2]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[2]	0.25%	1.00%	none	0.50%
Other Expenses	[2]	3.60%	3.60%	3.60%	3.60%
Administration Fees	[2]	0.50%	0.50%	0.50%	0.50%
Independent Expenses	[2][3]	3.10%	3.10%	3.10%	3.10%
Acquired Fund Fees and Expenses	[2][4][5]	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	[2][4]	4.52%	5.27%	4.27%	4.77%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(3.42%)	(3.42%)	(3.42%)	(3.42%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	1.10%	1.85%	0.85%	1.35%
[1]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2055 Portfolio, from each investment company in which the 2055 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Portfolio and its share of the allocated expenses of LifePath�� 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Portfolio and the 2055 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, C, Institutional and Class R LifePath 2055 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	631	921	1,232	2,111
Investor C Shares	288	648	1,135	2,478
Institutional Shares	87	340	613	1,392
Class R Shares	137	495	877	1,949

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A, C, Institutional and Class R LifePath 2055 Portfolio Investor C Shares	188	648	1,135	2,478

Portfolio Turnover
The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of April 15, 2013, LifePath 2055 Portfolio held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities, 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath Portfolio 2055 is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2055 Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2055 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2055 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2055 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2055 Portfolio Custom Benchmark to reflect LifePath 2055 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2055 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2055 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2055 Portfolio expenses during these periods, LifePath 2055 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS LifePath 2055 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 12.53% (quarter ended March 31, 2012) and the lowest return for a quarter was –17.35% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.88%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, C, Institutional and Class R LifePath 2055 Portfolio	1 Year	Since Inception	Inception Date
Institutional	16.46%	14.49%	Jun 30, 2010
Institutional Return After Taxes on Distributions	16.15%	13.65%
Institutional Return After Taxes on Distributions and Sale of Shares	11.07%	12.24%
Investor A	16.09%	14.16%	Jun 30, 2010
Investor C	15.27%	13.34%	Jun 30, 2010
Class R	15.75%	13.88%	Jun 30, 2010
LifePath 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	17.37%	14.35%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2055® Portfolio (“LifePath 2055 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2055 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 85 of the prospectus and in the “Purchase of Shares” section on page II-73 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Portfolio and its share of the allocated expenses of LifePath® 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of April 15, 2013, LifePath 2055 Portfolio held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities, 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments. An investment in LifePath Portfolio 2055 is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in LifePath 2055 Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in your LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in LifePath 2055 Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in LifePath Portfolio 2055 is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2055 Portfolio. The bar chart shows the returns for Institutional Shares of LifePath 2055 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2055 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2055 Portfolio Custom Benchmark to reflect LifePath 2055 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2055 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. The average annual total return table does not reflect sales charges. If such charges were reflected, the returns for Investor A Shares and Investor C Shares would be lower. How LifePath 2055 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2055 Portfolio expenses during these periods, LifePath 2055 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2055 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2055 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2055 Portfolio Custom Benchmark to reflect LifePath 2055 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2055 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Shares ANNUAL TOTAL RETURNS LifePath 2055 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 12.53% (quarter ended March 31, 2012) and the lowest return for a quarter was –17.35% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.88%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A, Investor C and Class R Shares will vary.
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	3.10%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	3.60%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.52%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	921
5 Years	rr_ExpenseExampleYear05	1,232
10 Years	rr_ExpenseExampleYear10	2,111
1 Year	rr_AverageAnnualReturnYear01	16.09%
Since Inception	rr_AverageAnnualReturnSinceInception	14.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	3.10%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	3.60%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.27%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	1,135
10 Years	rr_ExpenseExampleYear10	2,478
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	648
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,478
1 Year	rr_AverageAnnualReturnYear01	15.27%
Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	3.10%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	3.60%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.27%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,392
2011	rr_AnnualReturn2011	(4.02%)
2012	rr_AnnualReturn2012	16.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.35%)
1 Year	rr_AverageAnnualReturnYear01	16.46%
Since Inception	rr_AverageAnnualReturnSinceInception	14.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[3]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.50%	[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets	3.10%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	3.60%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[3],[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%	[3],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	877
10 Years	rr_ExpenseExampleYear10	1,949
1 Year	rr_AverageAnnualReturnYear01	15.75%
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.15%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Return After Taxes on Distributions and Sale of Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.07%
Since Inception	rr_AverageAnnualReturnSinceInception	12.24%
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | LifePath 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
Since Inception	rr_AverageAnnualReturnSinceInception	14.35%
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Investor A, C, Institutional and Class R | LifePath 2055 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2055 Portfolio, from each investment company in which the 2055 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Portfolio and its share of the allocated expenses of LifePath�� 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[4]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Portfolio and the 2055 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	There is no CDSC on Investor C Shares after one year.

Class K | LifePath Retirement Portfolio
LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Investment Objective
LifePath® Retirement Portfolio (“LifePath Retirement Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors seeking income and moderate long-term growth of capital.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Retirement Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath Retirement Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.16%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3]	0.01%
Acquired Fund Fees and Expenses	[2][4][5]	0.27%
Total Annual Fund Operating Expenses	[2][5]	0.78%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath Retirement Portfolio, from each investment company in which the Retirement Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath�� Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Portfolio and the Retirement Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath Retirement Portfolio Class K Shares	51	219	401	929

Portfolio Turnover
The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of April 15, 2013, LifePath Retirement Portfolio held approximately 38% of its assets in Underlying Funds that invest primarily in equity securities, 62% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Portfolio's risk profile.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — LifePath Retirement Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath Retirement Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index, Russell 3000 Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath Retirement Portfolio Custom Benchmark to reflect LifePath Retirement Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Barclays U.S. Aggregate Bond Index, because BFA believes that the Barclays U.S. Aggregate Bond Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.84% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 2.40%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath Retirement Portfolio	1 Year	5 Years	10 Years
Class K Shares	9.03%	4.68%	6.03%
Class K Shares Return After Taxes on Distributions	7.70%	3.56%	4.89%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	6.44%	3.49%	4.67%
LifePath Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	8.92%	4.64%	6.49%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Retirement Portfolio (“LifePath Retirement Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors seeking income and moderate long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Retirement Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Portfolio’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

		LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of April 15, 2013, LifePath Retirement Portfolio held approximately 38% of its assets in Underlying Funds that invest primarily in equity securities, 62% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Portfolio's risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath Retirement Portfolio invests all of its assets in the Retirement Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath Retirement Portfolio in the description of risks below may include the Underlying Funds in which the Retirement Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — LifePath Retirement Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio. The bar chart shows the returns for Class K Shares of LifePath Retirement Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath Retirement Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index, Russell 3000 Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath Retirement Portfolio Custom Benchmark to reflect LifePath Retirement Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Barclays U.S. Aggregate Bond Index, because BFA believes that the Barclays U.S. Aggregate Bond Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath Retirement Portfolio reflect the direct investment by the Retirement Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath Retirement Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index, Russell 3000 Index and the LifePath Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath Retirement Portfolio Custom Benchmark to reflect LifePath Retirement Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Retirement Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 9.84% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 2.40%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Barclays U.S. Aggregate Bond Index, because BFA believes that the Barclays U.S. Aggregate Bond Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath Retirement Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	219
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	929
2003	rr_AnnualReturn2003	12.30%
2004	rr_AnnualReturn2004	6.70%
2005	rr_AnnualReturn2005	4.67%
2006	rr_AnnualReturn2006	9.15%
2007	rr_AnnualReturn2007	4.85%
2008	rr_AnnualReturn2008	(15.04%)
2009	rr_AnnualReturn2009	18.53%
2010	rr_AnnualReturn2010	9.82%
2011	rr_AnnualReturn2011	4.27%
2012	rr_AnnualReturn2012	9.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.85%)
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Class K | LifePath Retirement Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Class K | LifePath Retirement Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Class K | LifePath Retirement Portfolio | LifePath Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Class K | LifePath Retirement Portfolio | Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class K | LifePath Retirement Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive its management fee at the Retirement Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath Retirement Portfolio, from each investment company in which the Retirement Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Portfolio and its share of the allocated expenses of LifePath�� Retirement Master Portfolio (the "Retirement Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Portfolio and the Retirement Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Portfolio and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | LifePath 2020 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Investment Objective
LifePath 2020 Portfolio® (“LifePath 2020 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2020 Portfolio.
Annual fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2020 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	0.16%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3]	0.01%
Acquired Fund Fees and Expenses	[2][4][5]	0.28%
Total Annual Fund Operating Expenses	[2][5]	0.79%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2020 Portfolio, from each investment company in which the 2020 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio�� (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2020 Portfolio Class K Shares	51	221	406	940

Portfolio Turnover
The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of April 15, 2013, LifePath 2020 Portfolio held approximately 53% of its assets in Underlying Funds that invest primarily in equity securities, 47% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2020 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2020 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2020 Portfolio Custom Benchmark to reflect LifePath 2020 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.99% (quarter ended June 30, 2009) and the lowest return for a quarter was -14.10% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 3.24%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2020 Portfolio	1 Year	5 Years	10 Years
Class K Shares	11.36%	2.99%	6.74%
Class K Shares Return After Taxes on Distributions	10.39%	2.08%	5.93%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	7.64%	2.18%	5.53%
LifePath 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	11.31%	3.17%	7.21%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2020 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2020 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2020 Portfolio® (“LifePath 2020 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2020 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Portfolio’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio® (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of April 15, 2013, LifePath 2020 Portfolio held approximately 53% of its assets in Underlying Funds that invest primarily in equity securities, 47% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2020 Portfolio invests all of its assets in the 2020 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2020 Portfolio in the description of risks below may include the Underlying Funds in which the 2020 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2020 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2020 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2020 Portfolio Custom Benchmark to reflect LifePath 2020 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath 2020 Portfolio reflect the direct investment by the 2020 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath Portfolio expenses during these periods, the LifePath Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2020 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2020 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2020 Portfolio Custom Benchmark to reflect LifePath 2020 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2020 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 13.99% (quarter ended June 30, 2009) and the lowest return for a quarter was -14.10% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 3.24%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2020 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	940
2003	rr_AnnualReturn2003	20.96%
2004	rr_AnnualReturn2004	9.62%
2005	rr_AnnualReturn2005	6.89%
2006	rr_AnnualReturn2006	13.36%
2007	rr_AnnualReturn2007	3.69%
2008	rr_AnnualReturn2008	(25.38%)
2009	rr_AnnualReturn2009	23.15%
2010	rr_AnnualReturn2010	11.28%
2011	rr_AnnualReturn2011	1.78%
2012	rr_AnnualReturn2012	11.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.10%)
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Class K | LifePath 2020 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.39%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Class K | LifePath 2020 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Class K | LifePath 2020 Portfolio | LifePath 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Class K | LifePath 2020 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Class K | LifePath 2020 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive its management fee at the 2020 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2020 Portfolio, from each investment company in which the 2020 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Portfolio and its share of the allocated expenses of LifePath 2020 Master Portfolio�� (the "2020 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Portfolio and the 2020 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Portfolio and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | LifePath 2025 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Investment Objective
LifePath® 2025 Portfolio (“LifePath 2025 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2025 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2025 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.41%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.26%
Acquired Fund Fees and Expenses	[1][4][5]	0.29%
Total Annual Fund Operating Expenses	[1][5]	1.05%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Portfolio and its share of the allocated expenses of LifePath�� 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2025 Portfolio, from each investment company in which the 2025 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2025 Portfolio Class K Shares	51	223	410	951

Portfolio Turnover
The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of April 15, 2013, LifePath 2025 Portfolio held approximately 61% of its assets in Underlying Funds that invest primarily in equity securities, 39% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk – Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2025 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2025 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2025 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2025 Portfolio Custom Benchmark to reflect LifePath 2025 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2025 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2025 Portfolio expenses during these periods, LifePath 2025 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2025 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 8.09% (quarter ended March 31, 2012) and the lowest return for a quarter was –10.46% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 3.11%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2025 Portfolio	1 Year	Since Inception	Inception Date
Class K Shares	12.44%	12.18%	Jun 30, 2010
Class K Shares Return After Taxes on Distributions	11.98%	11.31%
Class K Shares Return After Taxes on Distributions and Sale of Shares	8.40%	10.13%
LifePath 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.48%	11.74%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2025 Portfolio (“LifePath 2025 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2025 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Portfolio’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Portfolio and its share of the allocated expenses of LifePath® 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. As of April 15, 2013, LifePath 2025 Portfolio held approximately 61% of its assets in Underlying Funds that invest primarily in equity securities, 39% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2025 Portfolio invests all of its assets in the 2025 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2025 Portfolio in the description of risks below may include the Underlying Funds in which the 2025 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk – Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2025 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2025 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2025 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2025 Portfolio Custom Benchmark to reflect LifePath 2025 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2025 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2025 Portfolio expenses during these periods, LifePath 2025 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2025 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2025 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2025 Portfolio invests according to their weightings as of the most recent quarter-end.Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2025 Portfolio Custom Benchmark to reflect LifePath 2025 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2025 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2025 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 8.09% (quarter ended March 31, 2012) and the lowest return for a quarter was –10.46% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 3.11%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2025 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	410
10 Years	rr_ExpenseExampleYear10	951
2011	rr_AnnualReturn2011	0.87%
2012	rr_AnnualReturn2012	12.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.46%)
1 Year	rr_AverageAnnualReturnYear01	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Class K | LifePath 2025 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Class K | LifePath 2025 Portfolio | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Class K | LifePath 2025 Portfolio | LifePath 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Class K | LifePath 2025 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Class K | LifePath 2025 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Portfolio and its share of the allocated expenses of LifePath�� 2025 Master Portfolio (the "2025 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive its management fee at the 2025 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2025 Portfolio, from each investment company in which the 2025 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2025 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Portfolio and the 2025 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Portfolio and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | LifePath 2030 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Investment Objective
LifePath 2030 Portfolio® (“LifePath 2030 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2030 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2030 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.16%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.30%
Total Annual Fund Operating Expenses	[1][5]	0.81%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Portfolio and its share of the allocated expenses of LifePath 2030 Master Portfolio�� (the ���2030 Master Portfolio���), a series of Master Investment Portfolio (���MIP���), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BlackRock Fund Advisors (���BFA���), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (���BAL���), the administrator for LifePath 2030 Portfolio, from each investment company in which the 2030 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2030 Portfolio���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio���s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2030 Portfolio Class K Shares	51	225	415	962

Portfolio Turnover
The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of April 15, 2013, LifePath 2030 Portfolio held approximately 68% of its assets in Underlying Funds that invest primarily in equity securities, 32% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2030 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2030 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2030 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2030 Portfolio Custom Benchmark to reflect LifePath 2030 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by the 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2030 Portfolio expenses during these periods, the LifePath 2030 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.83% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.24%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2030 Portfolio	1 Year	5 Years	10 Years
Class K Shares	13.43%	2.04%	6.90%
Class K Shares Return After Taxes on Distributions	12.24%	1.29%	6.08%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	9.44%	1.49%	5.76%
LifePath 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	13.51%	2.37%	7.45%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2030 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2030 Portfolio® (“LifePath 2030 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2030 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Portfolio’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Portfolio and its share of the allocated expenses of LifePath 2030 Master Portfolio® (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of April 15, 2013, LifePath 2030 Portfolio held approximately 68% of its assets in Underlying Funds that invest primarily in equity securities, 32% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2030 Portfolio invests all of its assets in the 2030 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2030 Portfolio in the description of risks below may include the Underlying Funds in which the 2030 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2030 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2030 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2030 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2030 Portfolio Custom Benchmark to reflect LifePath 2030 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath 2030 Portfolio reflect the direct investment by the 2030 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2030 Portfolio expenses during these periods, the LifePath 2030 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2030 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2030 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2030 Portfolio Custom Benchmark to reflect LifePath 2030 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2030 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 16.83% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.85% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.24%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2030 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	962
2003	rr_AnnualReturn2003	24.21%
2004	rr_AnnualReturn2004	11.13%
2005	rr_AnnualReturn2005	7.98%
2006	rr_AnnualReturn2006	15.47%
2007	rr_AnnualReturn2007	2.99%
2008	rr_AnnualReturn2008	(31.06%)
2009	rr_AnnualReturn2009	26.23%
2010	rr_AnnualReturn2010	12.32%
2011	rr_AnnualReturn2011	(0.20%)
2012	rr_AnnualReturn2012	13.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Class K | LifePath 2030 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Class K | LifePath 2030 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Class K | LifePath 2030 Portfolio | LifePath 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.51%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Class K | LifePath 2030 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Class K | LifePath 2030 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Portfolio and its share of the allocated expenses of LifePath 2030 Master Portfolio�� (the ���2030 Master Portfolio���), a series of Master Investment Portfolio (���MIP���), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BlackRock Fund Advisors (���BFA���), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive its management fee at the 2030 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (���BAL���), the administrator for LifePath 2030 Portfolio, from each investment company in which the 2030 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2030 Portfolio���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Portfolio and the 2030 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Portfolio and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Portfolio���s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | LifePath 2035 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Investment Objective
LifePath® 2035 Portfolio (“LifePath 2035 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2035 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2035 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.51%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.36%
Acquired Fund Fees and Expenses	[1][4][5]	0.30%
Total Annual Fund Operating Expenses	[1][5]	1.16%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.66%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath�� 2035 Master Portfolio (the ���2035 Master Portfolio���), a series of Master Investment Portfolio (���MIP���), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (���BFA���), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (���BAL���), the administrator for LifePath 2035 Portfolio, from each investment company in which the 2035 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2035 Portfolio���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio���s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2035 Portfolio Class K Shares	51	225	415	962

Portfolio Turnover
The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of April 15, 2013, LifePath 2035 Portfolio held approximately 75% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2035 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2035 Portfolio expenses during these periods, LifePath 2035 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2035 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 9.97% (quarter ended March 31, 2012) and the lowest return for a quarter was –13.17% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.18%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2035 Portfolio	1 Year	Since Inception	Inception Date
Class K Shares	14.30%	13.45%	Jun 30, 2010
Class K Shares Return After Taxes on Distributions	13.90%	12.61%
Class K Shares Return After Taxes on Distributions and Sale of Shares	9.66%	11.29%
LifePath 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.44%	12.93%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2035 Portfolio (“LifePath 2035 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2035 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Portfolio’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. As of April 15, 2013, LifePath 2035 Portfolio held approximately 75% of its assets in Underlying Funds that invest primarily in equity securities, 25% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2035 Portfolio invests all of its assets in the 2035 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2035 Portfolio in the description of risks below may include the Underlying Funds in which the 2035 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2035 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2035 Portfolio expenses during these periods, LifePath 2035 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2035 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2035 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2035 Portfolio Custom Benchmark to reflect LifePath 2035 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2035 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2035 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.97% (quarter ended March 31, 2012) and the lowest return for a quarter was –13.17% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.18%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2035 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	415
10 Years	rr_ExpenseExampleYear10	962
2011	rr_AnnualReturn2011	(0.94%)
2012	rr_AnnualReturn2012	14.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.17%)
1 Year	rr_AverageAnnualReturnYear01	14.30%
Since Inception	rr_AverageAnnualReturnSinceInception	13.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Class K | LifePath 2035 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.90%
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Class K | LifePath 2035 Portfolio | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Class K | LifePath 2035 Portfolio | LifePath 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Class K | LifePath 2035 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Class K | LifePath 2035 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Portfolio and its share of the allocated expenses of LifePath�� 2035 Master Portfolio (the ���2035 Master Portfolio���), a series of Master Investment Portfolio (���MIP���), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (���BFA���), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive its management fee at the 2035 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC (���BAL���), the administrator for LifePath 2035 Portfolio, from each investment company in which the 2035 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2035 Portfolio���s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Portfolio and the 2035 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Portfolio and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Portfolio���s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | LifePath 2040 Portfolio
LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Investment Objective
LifePath 2040 Portfolio® (“LifePath 2040 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2040 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2040 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.16%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.01%
Acquired Fund Fees and Expenses	[1][4][5]	0.32%
Total Annual Fund Operating Expenses	[1][5]	0.83%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio�� (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2040 Portfolio, from each investment company in which 2040 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2040 Portfolio Class K Shares	51	230	424	984

Portfolio Turnover
The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of April 15, 2013, LifePath 2040 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2040 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2040 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2030 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2040 Portfolio Custom Benchmark to reflect LifePath 2040 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by the 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2040 Portfolio expenses during these periods, the LifePath 2040 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.11% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.70% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.99%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2040 Portfolio	1 Year	5 Years	10 Years
Class K Shares	15.08%	1.17%	6.99%
Class K Shares Return After Taxes on Distributions	13.98%	0.59%	6.50%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	10.61%	0.87%	6.01%
LifePath 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	15.28%	1.63%	7.59%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	7.68%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath 2040 Portfolio®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath 2040 Portfolio® (“LifePath 2040 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2040 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Portfolio’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio® (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of the equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of April 15, 2013, LifePath 2040 Portfolio held approximately 81% of its assets in Underlying Funds that invest primarily in equity securities, 19% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2040 Portfolio invests all of its assets in the 2040 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2040 Portfolio in the description of risks below may include the Underlying Funds in which the 2040 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2040 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2040 Portfolio for each of the last ten calendar years. Prior to May 3, 2010, Class K Shares were designated Class S Shares. Class K Shares (formerly Class S Shares) commenced operations on May 30, 2008. The performance information for the periods prior to May 30, 2008 shows the performance of Institutional Shares of LifePath 2030 Portfolio adjusted to reflect the different administration fees and expenses of Class K Shares. The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2040 Portfolio Custom Benchmark to reflect LifePath 2040 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. For all periods prior to March 15, 2004, the returns for LifePath 2040 Portfolio reflect the direct investment by the 2040 Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included “tactical,” or short-term, shifts in allocation between stocks and bonds. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2040 Portfolio expenses during these periods, the LifePath 2040 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2040 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2040 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2040 Portfolio Custom Benchmark to reflect LifePath 2040 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2040 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 19.11% (quarter ended June 30, 2009) and the lowest return for a quarter was –20.70% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2013 was 4.99%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2040 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[1],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	984
2003	rr_AnnualReturn2003	27.99%
2004	rr_AnnualReturn2004	11.78%
2005	rr_AnnualReturn2005	8.59%
2006	rr_AnnualReturn2006	17.32%
2007	rr_AnnualReturn2007	2.38%
2008	rr_AnnualReturn2008	(35.41%)
2009	rr_AnnualReturn2009	28.52%
2010	rr_AnnualReturn2010	13.18%
2011	rr_AnnualReturn2011	(1.95%)
2012	rr_AnnualReturn2012	15.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Class K | LifePath 2040 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	6.50%
Class K | LifePath 2040 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.61%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Class K | LifePath 2040 Portfolio | LifePath 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Class K | LifePath 2040 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Class K | LifePath 2040 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Portfolio and its share of the allocated expenses of LifePath 2040 Master Portfolio�� (the "2040 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive its management fee at the 2040 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2040 Portfolio, from each investment company in which 2040 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2040 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Portfolio and the 2040 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Portfolio and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | LifePath 2045 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Investment Objective
LifePath® 2045 Portfolio (“LifePath 2045 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2045 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2045 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.93%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.78%
Acquired Fund Fees and Expenses	[1][4][5]	0.31%
Total Annual Fund Operating Expenses	[1][5]	1.59%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(1.09%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Portfolio and its share of the allocated expenses of LifePath�� 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2045 Portfolio, from each investment company in which 2045 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2045 Portfolio Class K Shares	51	228	419	973

Portfolio Turnover
The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of April 15, 2013, LifePath 2045 Portfolio held approximately 86% of its assets in Underlying Funds that invest primarily in equity securities, 14% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2045 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2045 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2045 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2045 Portfolio Custom Benchmark to reflect LifePath 2045 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2045 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2045 Portfolio expenses during these periods, LifePath 2045 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2045 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 11.41% (quarter ended March 31, 2012) and the lowest return for a quarter was –15.73% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.58%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2045 Portfolio	1 Year	Since Inception	Inception Date
Class K Shares	15.72%	14.62%	Jun 30, 2010
Class K Shares Return After Taxes on Distributions	15.34%	13.74%
Class K Shares Return After Taxes on Distributions and Sale of Shares	10.63%	12.32%
LifePath 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.05%	13.88%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2045 Portfolio (“LifePath 2045 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2045 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Portfolio’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Portfolio and its share of the allocated expenses of LifePath® 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. As of April 15, 2013, LifePath 2045 Portfolio held approximately 86% of its assets in Underlying Funds that invest primarily in equity securities, 14% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2045 Portfolio invests all of its assets in the 2045 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2045 Portfolio in the description of risks below may include the Underlying Funds in which the 2045 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2045 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2045 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2045 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2045 Portfolio Custom Benchmark to reflect LifePath 2045 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2045 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2045 Portfolio expenses during these periods, LifePath 2045 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2045 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2045 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2045 Portfolio Custom Benchmark to reflect LifePath 2045 Portfolio’s ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2045 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2045 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 11.41% (quarter ended March 31, 2012) and the lowest return for a quarter was –15.73% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.58%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2045 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.93%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	419
10 Years	rr_ExpenseExampleYear10	973
2011	rr_AnnualReturn2011	(2.08%)
2012	rr_AnnualReturn2012	15.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.73%)
1 Year	rr_AverageAnnualReturnYear01	15.72%
Since Inception	rr_AverageAnnualReturnSinceInception	14.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Class K | LifePath 2045 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.34%
Since Inception	rr_AverageAnnualReturnSinceInception	13.74%
Class K | LifePath 2045 Portfolio | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Class K | LifePath 2045 Portfolio | LifePath 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.05%
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Class K | LifePath 2045 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Class K | LifePath 2045 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Portfolio and its share of the allocated expenses of LifePath�� 2045 Master Portfolio (the "2045 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive its management fee at the 2045 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2045 Portfolio, from each investment company in which 2045 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2045 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Portfolio and the 2045 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Portfolio and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Portfolio���s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Class K | Lifepath 2050 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2050 Portfolio
Investment Objective
LifePath® 2050 Portfolio (“LifePath 2050 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2050 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K Lifepath 2050 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1]	0.18%
Administration Fees	[1]	0.15%
Independent Expenses	[1][3]	0.03%
Acquired Fund Fees and Expenses	[1][4][5]	0.32%
Total Annual Fund Operating Expenses	[1][4]	0.85%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Portfolio and its share of the allocated expenses of LifePath�� 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2050 Portfolio, from each investment company in which the 2050 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Portfolio and the 2050 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K Lifepath 2050 Portfolio Class K Shares	51	230	424	984

Portfolio Turnover
The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Portfolio’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of April 15, 2013, LifePath 2050 Portfolio held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities, 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2050 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2050 Portfolio for its four complete calendar years of operations. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2050 Portfolio Custom Benchmark to reflect LifePath 2050 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, the LifePath 2050 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 21.13% (quarter ended June 30, 2009) and the lowest return for a quarter was –16.75 (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.68%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K Lifepath 2050 Portfolio	1 Year	Since Inception	Inception Date
Class K Shares	16.53%	2.90%	Jun 30, 2008
Class K Shares Return After Taxes on Distributions	15.76%	2.08%
Class K Shares Return After Taxes on Distributions and Sale of Fund Shares	11.60%	2.16%
LifePath 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.83%	3.79%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	4.86%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	4.97%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | Lifepath 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2050 Portfolio (“LifePath 2050 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2050 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Portfolio’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Portfolio and its share of the allocated expenses of LifePath® 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Portfolio’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of April 15, 2013, LifePath 2050 Portfolio held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities, 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2050 Portfolio invests all of its assets in the 2050 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2050 Portfolio in the description of risks below may include the Underlying Funds in which the 2050 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2050 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2050 Portfolio for its four complete calendar years of operations. The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2050 Portfolio Custom Benchmark to reflect LifePath 2050 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, the LifePath 2050 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2050 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2050 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2050 Portfolio Custom Benchmark to reflect LifePath 2050 Portfolio's ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2050 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 21.13% (quarter ended June 30, 2009) and the lowest return for a quarter was –16.75 (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 5.68%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | Lifepath 2050 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[1],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	984
2009	rr_AnnualReturn2009	30.89%
2010	rr_AnnualReturn2010	13.79%
2011	rr_AnnualReturn2011	(3.48%)
2012	rr_AnnualReturn2012	16.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
1 Year	rr_AverageAnnualReturnYear01	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2008
Class K | Lifepath 2050 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Class K | Lifepath 2050 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Class K | Lifepath 2050 Portfolio | LifePath 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Class K | Lifepath 2050 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Class K | Lifepath 2050 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Portfolio and its share of the allocated expenses of LifePath�� 2050 Master Portfolio (the "2050 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive its management fee at the 2050 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2050 Portfolio, from each investment company in which the 2050 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2050 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Portfolio and the 2050 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Portfolio and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[5]	Acquired Fund Fees and Expenses reflect LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

Class K | LifePath 2055 Portfolio
LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Investment Objective
LifePath® 2055 Portfolio (“LifePath 2055 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.
Fees and Expenses of the LifePath Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2055 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LifePath 2055 Portfolio Class K Shares
Management Fee	[1][2]	0.35%
Distribution and/or Service (12b-1) Fees	[2]	none
Other Expenses	[2]	3.25%
Administration Fees	[2]	0.15%
Independent Expenses	[2][3]	3.10%
Acquired Fund Fees and Expenses	[2][4][5]	0.32%
Total Annual Fund Operating Expenses	[2][5]	3.92%
Fee Waivers and/or Expense Reimbursements	[1][2][3]	(3.42%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2][3]	0.50%
[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2055 Portfolio, from each investment company in which the 2055 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Portfolio and its share of the allocated expenses of LifePath�� 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Portfolio and the 2055 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LifePath 2055 Portfolio Class K Shares	51	230	424	984

Portfolio Turnover
The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the LifePath Portfolio
LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of April 15, 2013, LifePath 2055 Portfolio held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities, 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the LifePath Portfolio
Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how LifePath 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2055 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2055 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2055 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2055 Portfolio Custom Benchmark to reflect LifePath 2055 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2055 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2055 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2055 Portfolio expenses during these periods, LifePath 2055 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath 2055 Portfolio As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 12.56% (quarter ended March 31, 2012) and the lowest return for a quarter was –17.18% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 6.34%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LifePath 2055 Portfolio	1 Year	Since Inception	Inception Date
Class K Shares	16.83%	14.88%	Jun 30, 2010
Class K Shares Return After Taxes on Distributions	16.48%	13.98%
Class K Shares Return After Taxes on Distributions and Sale of Shares	11.37%	12.57%
LifePath 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	17.37%	14.35%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.50%
Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	16.43%

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LifePath 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifePath Portfolio Overview Key Facts About LifePath® 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® 2055 Portfolio (“LifePath 2055 Portfolio” or the “LifePath Portfolio”), a series of BlackRock Funds III (the “Trust”), is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the LifePath Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2055 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Portfolio’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Portfolio and its share of the allocated expenses of LifePath® 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the LifePath Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy.

LifePath 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of April 15, 2013, LifePath 2055 Portfolio held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities, 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the LifePath Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Portfolio approaches its target date — for the LifePath Portfolios of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Portfolio, and determine whether any changes are required to enable the LifePath Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds and fixed-income funds in the LifePath Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Portfolio, reallocations of LifePath Portfolio composition to reflect the investors' decreasing investment time horizon and other factors. In general, such adjustments will be limited. However, BFA may determine that a greater degree of variation is warranted to protect the LifePath Portfolio or achieve its investment objective.

BFA's second step in the structuring of the LifePath Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the LifePath Portfolio to meet its investment objective. See the "Details About the LifePath Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income funds, BFA seeks to diversify the LifePath Portfolio. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the LifePath Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the LifePath Portfolio. LifePath 2055 Portfolio invests all of its assets in the 2055 Master Portfolio, which allocates its assets among a combination of Underlying Funds. Therefore, references to LifePath 2055 Portfolio in the description of risks below may include the Underlying Funds in which the 2055 Master Portfolio invests, as applicable.

  Allocation Risk — The LifePath Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Portfolio's strategic asset class allocation and in selecting the best mix of Underlying Funds. There is a risk that BFA's evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The LifePath Portfolio's use of derivatives may reduce the LifePath Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolio to sell or otherwise close a derivatives position could expose the LifePath Portfolio to losses and could make derivatives more difficult for the LifePath Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the LifePath Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the LifePath Portfolio to potential losses that exceed the amount originally invested by the LifePath Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Portfolio will lose money. These risks include:

—

The LifePath Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the LifePath Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the LifePath Portfolio's investments.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the LifePath Portfolio may underperform other funds that use different investment styles.

  Investments in Mutual Funds and Exchange Traded Funds Risk — The LifePath Portfolio will invest substantially all of its assets in Underlying Funds, so the LifePath Portfolio's investment performance is directly related to the performance of the Underlying Funds. The LifePath Portfolio may also directly invest in exchange traded funds ("ETFs"). The LifePath Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the LifePath Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the LifePath Portfolio to greater risk and increase its costs. The use of leverage may cause the LifePath Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the LifePath Portfolio's portfolio will be magnified when the LifePath Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the LifePath Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the LifePath Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Retirement Income Risk — The LifePath Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The LifePath Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the LifePath Portfolio name; this will depend on the amount of money you have invested in the LifePath Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolio.

  U.S. Government Obligations Risk — Certain securities in which the LifePath Portfolio may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the LifePath Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the LifePath Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how LifePath 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in LifePath 2055 Portfolio. The bar chart shows the returns for Class K Shares of LifePath 2055 Portfolio for its two complete calendar years of operations. The average annual total return table compares the performance of LifePath 2055 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2055 Portfolio Custom Benchmark to reflect LifePath 2055 Portfolio’s ability to invest in commodities funds. Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The returns of the LifePath 2055 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the LifePath Portfolio’s asset allocation strategy but rather reflects the LifePath 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How LifePath 2055 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain LifePath 2055 Portfolio expenses during these periods, LifePath 2055 Portfolio’s returns would have been lower. Updated information on the LifePath Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how LifePath 2055 Portfolio's performance has varied year by year and provides some indication of the risks of investing in LifePath 2055 Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath 2055 Portfolio to that of the Russell 1000 Index, Russell 3000 Index and the LifePath 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index, Russell 2000 Index and Dow Jones-UBS Commodity Index, which are representative of the asset classes in which LifePath 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective October 1, 2012, the Dow Jones-UBS Commodity Index was added as a new component of the LifePath 2055 Portfolio Custom Benchmark to reflect LifePath 2055 Portfolio's ability to invest in commodities funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How LifePath 2055 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath 2055 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 12.56% (quarter ended March 31, 2012) and the lowest return for a quarter was –17.18% (quarter ended September 30, 2011). The year-to-date return as of March 31, 2013 was 6.34%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 30, 2013, the LifePath Portfolio’s primary benchmark, the Russell 3000 Index, was replaced by the Russell 1000 Index, because BFA believes that the Russell 1000 Index more closely reflects the LifePath Portfolio’s holdings based on its position in the glide path. The weightings of the indices in the LifePath 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class K | LifePath 2055 Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	3.10%	[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	3.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[2],[4],[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%	[2],[5]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	984
2011	rr_AnnualReturn2011	(3.71%)
2012	rr_AnnualReturn2012	16.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.18%)
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	14.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Class K | LifePath 2055 Portfolio | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.48%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
Class K | LifePath 2055 Portfolio | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%
Since Inception	rr_AverageAnnualReturnSinceInception	12.57%
Class K | LifePath 2055 Portfolio | LifePath 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
Since Inception	rr_AverageAnnualReturnSinceInception	14.35%
Class K | LifePath 2055 Portfolio | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Class K | LifePath 2055 Portfolio | Russell 3000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%

[1]	BlackRock Fund Advisors ("BFA"), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive its management fee at the 2055 Master Portfolio level in an amount equal to the management fees and administration fees, if any, received by BFA or BlackRock Advisors, LLC ("BAL"), the administrator for LifePath 2055 Portfolio, from each investment company in which the 2055 Master Portfolio invests through April 30, 2014. This waiver may not be terminated prior to May 1, 2014 without the consent of the Board of Trustees of MIP.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Portfolio and its share of the allocated expenses of LifePath�� 2055 Master Portfolio (the "2055 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Portfolio's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Portfolio and the 2055 Master Portfolio. BAL and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Portfolio and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2023. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2023 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Portfolio's most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013